Operating Segments - Details by reporting segment (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)		Dec. 31, 2024 USD ($)	Dec. 31, 2021 KRW (₩)
Inter segment transaction [Line Items]
Net Interest income	₩ 8,886,336		$ 6,012,406	₩ 8,742,540		₩ 8,696,579
Non-interest income(expense)	1,554,122			1,094,838		1,149,107
Impairment losses due to credit loss	(1,716,295)		(1,161,228)	(1,894,916)		(885,272)
General and administrative expense	(4,468,973)		(3,023,662)	(4,443,433)		(4,529,890)
Net operating income(expense)	4,255,190		2,879,020	3,499,029		4,430,524
Share of gain (loss) of associates	76,265		51,600	109,831		69,996
Other non-operating income (expense)	(108,608)		(73,484)	(91,407)		47,050
Non-operating income (expense)	(32,343)		(21,884)	18,424		117,046
Net income (expense) before tax	4,222,847		2,857,136	3,517,453		4,547,570
Tax expenses	(1,051,378)		(711,352)	(890,559)		(1,178,496)
Net income (loss)	3,171,469		$ 2,145,784	2,626,894		3,369,074
Total assets	525,753,320			498,004,936		480,474,396		$ 355,719,432
Investment in associate	1,748,810			1,795,370		1,305,636		1,183,227	₩ 1,335,167
Other assets	524,004,510			496,209,566		479,168,760
Total liabilities	489,858,051			464,607,446		448,847,054		$ 331,433,053
Banking
Inter segment transaction [Line Items]
Net Interest income	6,542,449	[1]		6,535,929		6,603,834
Non-interest income(expense)	1,944,528	[1]		1,475,139		1,520,576
Impairment losses due to credit loss	(670,753)	[1]		(894,827)		(426,552)
General and administrative expense	(3,746,916)	[1]		(3,799,282)		(3,914,672)
Net operating income(expense)	4,069,308	[1]		3,316,959		3,783,186
Share of gain (loss) of associates	44,067	[1]		88,788		73,958
Other non-operating income (expense)	(104,388)	[1]		(76,312)		67,759
Non-operating income (expense)	(60,321)	[1]		12,476		141,717
Net income (expense) before tax	4,008,987	[1]		3,329,435		3,924,903
Tax expenses	(962,051)	[1]		(814,354)		(976,402)
Net income (loss)	3,046,936	[1]		2,515,081		2,948,501
Total assets	485,888,941	[1]		458,017,067		443,340,979
Investment in associate	1,067,880	[1]		1,029,697		917,581
Other assets	484,821,061	[1]		456,987,370		442,423,398
Total liabilities	456,944,053	[1]		431,313,615		417,583,793
Credit Card
Inter segment transaction [Line Items]
Net Interest income	706,130			667,053		675,250
Non-interest income(expense)	192,194			121,593		110,888
Impairment losses due to credit loss	(403,805)			(355,879)		(238,607)
General and administrative expense	(302,067)			(285,308)		(262,525)
Net operating income(expense)	192,452			147,459		285,006
Share of gain (loss) of associates	0			0		0
Other non-operating income (expense)	(4,053)			(4,163)		(6,373)
Non-operating income (expense)	(4,053)			(4,163)		(6,373)
Net income (expense) before tax	188,399			143,296		278,633
Tax expenses	(40,349)			(31,232)		(73,869)
Net income (loss)	148,050			112,064		204,764
Total assets	16,613,482			17,491,193		16,118,967
Investment in associate	0			0		0
Other assets	16,613,482			17,491,193		16,118,967
Total liabilities	13,828,816			14,830,408		13,692,456
Capital
Inter segment transaction [Line Items]
Net Interest income	231,596			324,013		376,133
Non-interest income(expense)	144,097			129,347		83,428
Impairment losses due to credit loss	(84,017)			(188,682)		(107,906)
General and administrative expense	(103,870)			(96,469)		(99,872)
Net operating income(expense)	187,806			168,209		251,783
Share of gain (loss) of associates	(1,262)			395		1,430
Other non-operating income (expense)	(2,579)			(2,106)		(1,835)
Non-operating income (expense)	(3,841)			(1,711)		(405)
Net income (expense) before tax	183,965			166,498		251,378
Tax expenses	(42,547)			(38,662)		(68,050)
Net income (loss)	141,418			127,836		183,328
Total assets	12,770,681			12,417,338		12,581,473
Investment in associate	32,207			34,613		40,987
Other assets	12,738,474			12,382,725		12,540,486
Total liabilities	11,045,686			10,796,683		11,040,754
Investment banking
Inter segment transaction [Line Items]
Net Interest income	106,558			100,041		117,867
Non-interest income(expense)	51,629			44,595		82,885
Impairment losses due to credit loss	(91,351)			(160,182)		(16,491)
General and administrative expense	(74,191)			(51,496)		(61,631)
Net operating income(expense)	(7,355)			(67,042)		122,630
Share of gain (loss) of associates	215			236		334
Other non-operating income (expense)	7,476			(990)		(1,399)
Non-operating income (expense)	7,691			(754)		(1,065)
Net income (expense) before tax	336			(67,796)		121,565
Tax expenses	2,216			14,423		(29,771)
Net income (loss)	2,552			(53,373)		91,794
Total assets	7,186,431			6,375,625		5,657,191
Investment in associate	3,297			4,783		6,548
Other assets	7,183,134			6,370,842		5,650,643
Total liabilities	6,041,109			5,273,890		4,982,410
Others
Inter segment transaction [Line Items]
Net Interest income	129,900	[2]		115,089	[3]	73,800	[4]
Non-interest income(expense)	1,578,890	[2]		2,011,486	[3]	1,750,203	[4]
Impairment losses due to credit loss	(176,511)	[2]		(119,684)	[3]	(38,319)	[4]
General and administrative expense	(420,370)	[2]		(556,427)	[3]	(493,502)	[4]
Net operating income(expense)	1,111,909	[2]		1,450,464	[3]	1,292,182	[4]
Share of gain (loss) of associates	5,316	[2]		3,373	[3]	2,173	[4]
Other non-operating income (expense)	10,440	[2]		(972)	[3]	(2,386)	[4]
Non-operating income (expense)	15,756	[2]		2,401	[3]	(213)	[4]
Net income (expense) before tax	1,127,665	[2]		1,452,865	[3]	1,291,969	[4]
Tax expenses	(17,756)	[2]		(31,833)	[3]	(26,739)	[4]
Net income (loss)	1,109,909	[2]		1,421,032	[3]	1,265,230	[4]
Total assets	30,774,925	[2]		29,725,013	[3]	28,059,619	[4]
Investment in associate	24,475,044	[2]		23,882,409	[3]	22,427,853	[4]
Other assets	6,299,881	[2]		5,842,604	[3]	5,631,766	[4]
Total liabilities	4,919,608	[2]		4,424,086	[3]	4,146,997	[4]
Reporting segment total
Inter segment transaction [Line Items]
Net Interest income	7,716,633			7,742,125		7,846,884
Non-interest income(expense)	3,911,338			3,782,160		3,547,980
Impairment losses due to credit loss	(1,426,437)			(1,719,254)		(827,875)
General and administrative expense	(4,647,414)			(4,788,982)		(4,832,202)
Net operating income(expense)	5,554,120			5,016,049		5,734,787
Share of gain (loss) of associates	48,336			92,792		77,895
Other non-operating income (expense)	(93,104)			(84,543)		55,766
Non-operating income (expense)	(44,768)			8,249		133,661
Net income (expense) before tax	5,509,352			5,024,298		5,868,448
Tax expenses	(1,060,487)			(901,658)		(1,174,831)
Net income (loss)	4,448,865			4,122,640		4,693,617
Total assets	553,234,460			524,026,236		505,758,229
Investment in associate	25,578,428			24,951,502		23,392,969
Other assets	527,656,032			499,074,734		482,365,260
Total liabilities	492,779,272			466,638,682		451,446,410
Other Adjustments
Inter segment transaction [Line Items]
Net Interest income	126,600	[5]		79,401	[6]	34,307	[6]
Non-interest income(expense)	70,545	[5]		14,475	[6]	17,498	[6]
Impairment losses due to credit loss	(13,884)	[5]		0	[6]	0	[6]
General and administrative expense	(1,104)	[5]		(823)	[6]	(409)	[6]
Net operating income(expense)	182,157	[5]		93,053	[6]	51,396	[6]
Share of gain (loss) of associates	(4)	[5]		(143)	[6]	(182)	[6]
Other non-operating income (expense)	8,535	[5]		3,153	[6]	2,371	[6]
Non-operating income (expense)	8,531	[5]		3,010	[6]	2,189	[6]
Net income (expense) before tax	190,688	[5]		96,063	[6]	53,585	[6]
Tax expenses	0	[5]		0	[6]	0	[6]
Net income (loss)	190,688	[5]		96,063	[6]	53,585	[6]
Total assets	3,565,728	[5]		2,846,897	[6]	2,019,322	[6]
Investment in associate	7,347	[5]		26,302	[6]	29,658	[6]
Other assets	3,558,381	[5]		2,820,595	[6]	1,989,664	[6]
Total liabilities	73,587	[5]		118,442	[6]	50,762	[6]
Internal Adjustments
Inter segment transaction [Line Items]
Net Interest income	1,042,561	[7]		917,949	[8]	817,543	[9]
Non-interest income(expense)	(769,593)	[7]		(740,918)	[8]	(761,029)	[9]
Impairment losses due to credit loss	(273,889)	[7]		(177,384)	[8]	(57,992)	[9]
General and administrative expense	0	[7]		0	[8]	0	[9]
Net operating income(expense)	(921)	[7]		(353)	[8]	(1,478)	[9]
Share of gain (loss) of associates	0	[7]		0	[8]	0	[9]
Other non-operating income (expense)	921	[7]		353	[8]	1,478	[9]
Non-operating income (expense)	921	[7]		353	[8]	1,478	[9]
Net income (expense) before tax	0	[7]		0	[8]	0	[9]
Tax expenses	0	[7]		0	[8]	0	[9]
Net income (loss)	0	[7]		0	[8]	0	[9]
Total assets	0	[7]		0	[8]	0	[9]
Investment in associate	0	[7]		0	[8]	0	[9]
Other assets	0	[7]		0	[8]	0	[9]
Total liabilities	0	[7]		0	[8]	0	[9]
Consolidated Adjustments
Inter segment transaction [Line Items]
Net Interest income	542	[10]		3,065	[11]	(2,155)	[12]
Non-interest income(expense)	(1,658,168)	[10]		(1,960,879)	[11]	(1,655,342)	[12]
Impairment losses due to credit loss	(2,085)	[10]		1,722	[11]	595	[12]
General and administrative expense	179,545	[10]		346,372	[11]	302,721	[12]
Net operating income(expense)	(1,480,166)	[10]		(1,609,720)	[11]	(1,354,181)	[12]
Share of gain (loss) of associates	27,933	[10]		17,182	[11]	(7,717)	[12]
Other non-operating income (expense)	(24,960)	[10]		(10,370)	[11]	(12,565)	[12]
Non-operating income (expense)	2,973	[10]		6,812	[11]	(20,282)	[12]
Net income (expense) before tax	(1,477,193)	[10]		(1,602,908)	[11]	(1,374,463)	[12]
Tax expenses	9,109	[10]		11,099	[11]	(3,665)	[12]
Net income (loss)	(1,468,084)	[10]		(1,591,809)	[11]	(1,378,128)	[12]
Total assets	(31,046,868)	[10]		(28,868,197)	[11]	(27,303,155)	[12]
Investment in associate	(23,836,965)	[10]		(23,182,434)	[11]	(22,116,991)	[12]
Other assets	(7,209,903)	[10]		(5,685,763)	[11]	(5,186,164)	[12]
Total liabilities	₩ (2,994,808)	[10]		₩ (2,149,678)	[11]	₩ (2,650,118)	[12]

[1]	The banking sector includes banks and their consolidated subsidiaries (such as overseas subsidiaries).
[2]	Other segments includes Woori Financial Group Inc., Woori Asset Trust Co., Ltd., Woori Savings Bank, Woori Asset Management Corp., Woori Financial F&I Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Co., Ltd., Woori Private Equity Asset Management Co., Ltd., Woori FIS Co., Ltd., Woori Finance Research Institute and Woori Venture Partners Co., Ltd.
[3]	Other segments include gains and losses from Woori Financial Group Inc., Woori Asset Trust Co., Ltd., Woori Savings Bank, Woori Asset Management Corp., Woori Financial F&I Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Co., Ltd., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd., Woori FIS Co., Ltd., Woori Finance Research Institute and Woori Venture Partners Co., Ltd.
[4]	Other segments include gains and losses from Woori Financial Group Inc., Woori Asset Trust Co., Ltd., Woori Savings Bank, Woori Asset Management Corp., Woori Financial F&I Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Co., Ltd., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd., Woori FIS Co., Ltd. and Woori Finance Research Institute.
[5]	Other adjustments includes the funds subject to Group’s consolidation not included in the reporting segment.
[6]	Other segments includes the funds subject to Group’s consolidation not included in the reporting segment.
[7]	Internal adjustments includes the adjustment of deposit insurance premiums of 509,832 million Won and fund contribution fees of 533,335 million Won from net interest income expenses to non-interest income expenses in order to present the profit and loss adjustment between reporting divisions in accordance with management accounting standards as profit and loss in accordance with accounting standards.
[8]	Internal reconciliation includes the adjustment of deposit insurance premiums of KRW 464,213 million and fund contribution fees of KRW 453,805 million from net interest income expenses to non-interest income expenses in order to present the profit and loss adjustment between reporting divisions in accordance with management accounting standards as profit and loss in accordance with accounting standards
[9]	Internal reconciliation includes the adjustment of deposit insurance premiums of KRW 423,834 million and fund contribution fees of KRW 402,057 million from net interest income expenses to non-interest income expenses in order to present the profit and loss adjustment between reporting divisions in accordance with management accounting standards as profit and loss in accordance with accounting standards
[10]	Consolidation adjustments include the elimination of 175,437 million Won of internal transactions between Woori FIS Co., Ltd., the group’s IT service agency, and affiliates, and the removal of 1,208,522 million Won of dividends received by the holding company from its subsidiaries.
[11]	Consolidation adjustments include the elimination of KRW 343,810 million of internal transactions between Woori FIS Co., Ltd., the group’s IT service agency, and affiliates, and the removal of KRW 1,482,956 million of dividends received by the holding company from its subsidiaries.
[12]	Consolidation adjustments include the elimination of KRW 300,297 million of internal transactions between Woori FIS Co., Ltd., the group’s IT service agency, and affiliates, and the removal of KRW 1,272,393 million of dividends received by the holding company from its subsidiaries.